SCHEDULE OF CHANGES IN FAIR VALUE OF ASSETS (Details)	6 Months Ended
	Sep. 30, 2023 USD ($)
Platform Operator, Crypto-Asset [Line Items]
Outstanding at September 30, 2023	$ 1,252,178
Outstanding at September 30, 2023	1,029,300
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Initial recognition of the investment in Plantify as at April 5, 2023	929,800	[1]
Additional investment in shares of Plantify	417,890
Changes in fair value	(95,512)
Outstanding at September 30, 2023	1,252,178
Outstanding at September 30, 2023
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Changes in fair value	8,000
Outstanding at September 30, 2023
Initial recognition of the convertible loan issued as at April 5, 2023	1,021,300	[1]
Outstanding at September 30, 2023	$ 1,029,300

[1]	Relative fair value calculated at inception.